Share-Based Compensation - Summary of Company's Share Options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Number of Options, Beginning balance	86,921,942	106,270,962	189,412,557
Number of Options, Granted			281,250
Number of Options, Exercised	(22,326,290)	(16,036,480)	(72,294,940)
Number of Options, Forfeited	(116,600)	(3,312,540)	(11,127,905)
Number of Options, Ending balance	64,479,052	86,921,942	106,270,962	189,412,557
Number of Options, Exercisable ending balance	57,040,610
Weighted Average Exercise Price, Beginning balance	¥ 0.37	¥ 0.36	¥ 0.28
Weighted Average Exercise Price, Granted			0.57
Weighted Average Exercise Price, Exercised	0.28	0.47	0.14
Weighted Average Exercise Price, Forfeited	0.58	0.57	0.46
Weighted Average Exercise Price, Ending balance	0.4	¥ 0.37	¥ 0.36	¥ 0.28
Weighted Average Exercise Price, Exercisable ending balance	¥ 0.37
Weighted Average remaining contractual life	4 years 1 month 24 days	5 years 2 months 8 days	6 years 2 months 8 days	6 years 11 months 12 days
Weighted Average remaining contractual life, Exercisable ending balance	4 years
Weighted Average Grant- date Fair Value , Beginning balance	¥ 2.55	¥ 2.56	¥ 2.14
Weighted Average Grant- date Fair Value , Granted			0.57
Weighted Average Grant- date Fair Value , Exercised	2.72	2.53	1.52
Weighted Average Grant- date Fair Value , Forfeited	3.26	4.18	4.11
Weighted Average Grant- date Fair Value, Ending balance	2.48	¥ 2.55	¥ 2.56	¥ 2.14
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 2.12
Aggregate Intrinsic Value	¥ 161,932	¥ 226,780	¥ 276,835	¥ 452,543
Aggregate Intrinsic Value, Exercisable ending balance	¥ 122,633
SLB Plan
Share-Based Compensation
Number of Options, Granted	0
Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Number of Options, Beginning balance	339,245	430,808	450,246
Number of Options, Forfeited	(339,245)	(91,563)	(19,438)
Number of Options, Ending balance		339,245	430,808	450,246
Weighted Average Exercise Price, Beginning balance	¥ 16.01	¥ 15.55	¥ 15.9
Weighted Average Exercise Price, Forfeited	16.01	15.48	23.57
Weighted Average Exercise Price, Ending balance		¥ 16.01	¥ 15.55	¥ 15.9
Weighted Average remaining contractual life		6 years 6 months 14 days	7 years 8 months 8 days	7 years 8 months 4 days
Weighted Average Grant- date Fair Value , Beginning balance	23.91	¥ 24.96	¥ 24.81
Weighted Average Grant- date Fair Value , Forfeited	¥ 23.91	28.84	21.41
Weighted Average Grant- date Fair Value, Ending balance		¥ 23.91	¥ 24.96	¥ 24.81
Aggregate Intrinsic Value		¥ 5,266	¥ 6,921	¥ 7,162